Cost of services, selling and administrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Analysis of income and expense [abstract]
Salaries and other member costs	$ 7,317,113	$ 7,264,839
Professional fees and other contracted labour	1,262,659	1,355,065
Hardware, software and data center related costs	830,199	800,496
Property costs	216,506	259,306
Amortization, depreciation and impairment (Note 24)	505,562	556,061
Other operating expenses	46,125	66,301
Costs of services, selling and administrative	10,178,164	10,302,068
R&D and other tax credits	$ 167,198	$ 160,335